Warrants (Details) - Heliogen, Inc. [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Dec. 31, 2022	Mar. 31, 2022
Warrants [Line Items]
Warrants, exercise price	$ 0.35	$ 0.35	$ 0.35	$ 0.35	$ 0.35
Warrants issued additional paid-in capital (in Dollars)	$ 51		$ 1,907	$ 19
Public Warrants
Warrants [Line Items]
Warrant shares (in Shares)			238,095		238,095
Class of warrant, closing price of warrants			$ 0.004		$ 0.004
Redemption price per warrant			0.35
Common stock equals or exceeds per share			$ 630
Private Warrants
Warrants [Line Items]
Warrant shares (in Shares)			6,667		6,667
Public and Private Warrants
Warrants [Line Items]
Warrants, exercise price			$ 402.5		$ 402.5
Redemption price per warrant			3.5
Common stock equals or exceeds per share			$ 350
Project Warrants
Warrants [Line Items]
Warrant shares (in Shares)							26,068
Warrants, exercise price							$ 0.35
Warrants upon issuance per warrant							$ 173.6
Warrants issued additional paid-in capital (in Dollars)	$ 100		$ 1,900	19
Warrant liabilities (in Dollars)							$ 4,500
Collaboration Warrants
Warrants [Line Items]
Warrant shares (in Shares)							104,275
Warrants, exercise price							$ 0.35
Warrants upon issuance per warrant							$ 173.6
Other selling, general and administrative expense (in Dollars)				$ 2,000
Vendor Warrants
Warrants [Line Items]
Warrant shares (in Shares)		1,285		1,285		2,197
Warrants, exercise price		$ 0.35		$ 0.35		$ 0.35
Warrant liabilities (in Dollars)		$ 300		$ 300
Collaboration Warrants
Warrants [Line Items]
Impairment, long-lived asset, held-for-use (in Dollars)		$ 5,300
Warrant Vested | Project Warrants
Warrants [Line Items]
Warrant shares (in Shares)			15,168		15,168
Warrant Vesting, Immediately | Collaboration Warrants
Warrants [Line Items]
Warrant shares (in Shares)							52,138